Stockholders’ Equity (Details) - Schedule of Fair Value of Black-Scholes Model - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders’ Equity (Details) - Schedule of Fair Value of Black-Scholes Model [Line Items]
Exercise price (in Dollars per share)			$ 8,000
Expected dividend yield	0.00%	0.00%	0.00%
Risk free interest rate	4.44%
Expected life in years	5 years 6 months
Expected volatility	171.00%
Minimum [Member]
Stockholders’ Equity (Details) - Schedule of Fair Value of Black-Scholes Model [Line Items]
Exercise price (in Dollars per share)		$ 300
Risk free interest rate		2.55%	0.17%
Expected life in years		5 years	3 years
Expected volatility		147.00%	154.00%
Maximum [Member]
Stockholders’ Equity (Details) - Schedule of Fair Value of Black-Scholes Model [Line Items]
Exercise price (in Dollars per share)		$ 800
Risk free interest rate		3.47%	0.42%
Expected life in years		5 years 6 months	5 years
Expected volatility		165.00%	159.00%